PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Premises and Equipment
PREMISES AND EQUIPMENT

NOTE 6 – PREMISES AND EQUIPMENT

            The following table presents the Corporation’s assets by category at December 31, 2013 and 2012:

	2013	2012

Land	$8,223	$9,003
Premises	22,765	22,717
Furniture and equipment	9,367	9,401
Leasehold improvements	1,095	1,319
	41,450	42,440
Less allowance for depreciation and amortization	(16,582)	(16,023)
	$24,868	$26,417